Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - 12 months ended Feb. 28, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	¥ (15,313)	$ (2,103)
Increase related to current year tax positions	(3,546)	(487)
Unrecognized tax benefits, Ending balance	¥ (18,859)	$ (2,590)